Shareholder Fees {- FundsManager 20% Portfolio}	May 27, 2022 USD ($)
02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-13 | FundsManager 20% Portfolio
Shareholder Fees:
(fees paid directly from your investment)